Transactions in soles (Tables)	12 Months Ended
Dec. 31, 2023
Transactions in soles
Schedule of assets and liabilities originally denominated

As of December 31, 2023, and 2022, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U. S. dollars:

	2023	2022
	US$(000)	US$(000)

Assets
Cash and cash equivalents	12,124	8,822
Trade and other receivables	749,980	731,367
Income tax credit	16,985	28,046
	779,089	768,235

Liabilities
Trade and other payables	(94,487)	(84,552)
Provisions	(16,085)	(25,336)
Income tax payable	(6,186)	(2,365)
	(116,758)	(112,253)
Net asset position	662,331	655,982